Document and Entity Information	Jan. 22, 2024
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	TIAA-CREF FUNDS
Entity Central Index Key	0001084380
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 22, 2024
Document Effective Date	Jan. 22, 2024
Prospectus Date	Mar. 01, 2023
TIAA-CREF Social Choice International Equity Fund | Institutional Class
Prospectus:
Trading Symbol	TSONX
TIAA-CREF Social Choice International Equity Fund | Premier Class
Prospectus:
Trading Symbol	TSOPX
TIAA-CREF Social Choice International Equity Fund | Retail Class
Prospectus:
Trading Symbol	TSORX
TIAA-CREF Social Choice International Equity Fund | Retirement Class
Prospectus:
Trading Symbol	TSOEX
TIAA-CREF Social Choice International Equity Fund | Advisor Class
Prospectus:
Trading Symbol	TSOHX